Segment reporting - Summarized segment assets and liabilities and additions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Segment assets	$ 4,571,232		$ 4,571,232		$ 5,364,710
Segment liabilities	4,837,196		4,837,196		$ 5,017,356
Nigeria
Disclosure of operating segments [line items]
Segment assets	864,285	$ 1,626,256	864,285	$ 1,626,256
Segment liabilities	337,821	957,814	337,821	957,814
Additions of property, plant and equipment, right of use assets and intangible assets	19,389	51,631	69,804	253,146
SSA
Disclosure of operating segments [line items]
Segment assets	1,404,708	1,401,864	1,404,708	1,401,864
Segment liabilities	918,208	819,213	918,208	819,213
Additions of property, plant and equipment, right of use assets and intangible assets	34,226	28,005	72,812	81,158
Latam
Disclosure of operating segments [line items]
Segment assets	1,950,563	2,137,361	1,950,563	2,137,361
Segment liabilities	774,138	728,975	774,138	728,975
Additions of property, plant and equipment, right of use assets and intangible assets	42,797	82,060	130,240	172,867
MENA
Disclosure of operating segments [line items]
Segment assets	176,097	185,536	176,097	185,536
Segment liabilities	101,060	113,263	101,060	113,263
Additions of property, plant and equipment, right of use assets and intangible assets	$ 2,443	$ 6,227	$ 4,939	$ 15,039